united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

Class A Shares (BHTAX)

Class C Shares (BHTCX)

Semi-Annual Report
June 30, 2015

1-877-760-0005
WWW.BH-ADV.COM

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beech Hill Total Return Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2015

The Fund’s performance figures* for the periods ended June 30, 2015, as compared to its benchmark:

				Since Inception***
	6 Month	1 Year	3 Year	Annualized
Beech Hill Total Return Fund Class A	4.60%	0.55%	9.17%	5.34%
Beech Hill Total Return Fund Class A with load	0.38%	(3.50)%	7.69%	4.37%
Beech Hill Total Return Fund Class C	4.14%	(0.22)%	8.33%	4.53%
S&P 500 Total Return Index **	1.23%	7.42%	17.31%	13.56%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.00%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s Advisor has contactually agreed to reduce its fees and to reimburse expenses at least until April 30, 2016. The Fund’s total annual operating expense, before fee waiver and/or reimbursements, including underlying fund fees, is 2.87% for Class A shares, and 3.62% for Class C shares per the most recent prospectus. Class A shares are subject to a maximum sales charge of 4.00% imposed on purchases and deferred sales charge of up to 0.50% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-760-0005.

**	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

***	Inception date is January 24, 2011.

Holdings by Industry as of June 30, 2015	% of Net Assets
Internet	13.5%
Pharmaceuticals	11.8%
Real Estate Investment Trust	10.9%
Pipelines	6.4%
Private Equity	5.4%
Energy-Alternate Sources	5.3%
Telecommunications	5.3%
Computers	3.9%
Miscellaneous Manufacturing	3.5%
Commercial Services	3.4%
Other	22.7%
Short-Term Investments	7.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Beech Hill Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2015

Shares		Value
	COMMON STOCK - 88.5%
	BANKS - 3.2%
7,500	Citigroup, Inc.	$414,300

	BIOTECHNOLOGY - 3.1%
3,375	Gilead Sciences, Inc.	395,145

	CHEMICALS - 3.2%
8,000	Dow Chemical Co.	409,360

	COMMERCIAL SERVICES - 3.4%
5,000	United Rentals, Inc. *	438,100

	COMPUTERS - 3.9%
4,000	Apple, Inc.	501,700

	ENERGY-ALTERNATE SOURCES - 5.3%
10,000	SunEdison, Inc. *	299,100
10,000	TerraForm Power, Inc.	379,800
		678,900
	ENTERTAINMENT - 3.4%
20,675	Regal Entertainment Group	432,314

	FOOD - 1.0%
3,000	Tyson Foods, Inc.	127,890

	INTERNET - 13.5%
4,000	Alibaba Group Holding Ltd.-ADR *	329,080
4,000	Facebook, Inc. *	343,060
900	Google, Inc. *	486,036
2,450	TripAdvisor, Inc. *	213,493
10,000	Twitter, Inc. *	362,200
		1,733,869
	MISCELLANEOUS MANUFACTURING - 3.5%
10,000	Textron, Inc.	446,300

See accompanying notes to financial statements.

Beech Hill Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

Shares		Value
	PHARMACEUTICALS - 11.8%
5,000	AbbVie, Inc.	$335,950
3,500	Express Scripts Holding Co. *	311,290
4,500	Merck & Co., Inc.	256,185
2,500	Novartis AG-ADR	245,850
11,000	Pfizer, Inc.	368,830
		1,518,105
	PIPELINES - 6.4%
8,000	Kinder Morgan, Inc.	307,120
5,000	Spectra Energy Corp.	163,000
6,000	Williams Cos., Inc.	344,340
		814,460
	PRIVATE EQUITY - 5.4%
10,000	Blackstone Group LP	408,700
12,500	KKR & Co. LP	285,625
		694,325
	REAL ESTATE INVESTMENT TRUSTS - 10.9%
30,000	DDR Corp.	463,800
13,000	HCP, Inc.	474,110
7,000	Health Care REIT, Inc.	459,410
		1,397,320
	RETAIL - 2.8%
4,000	Yum! Brands, Inc.	360,320

	TELECOMMUNICATIONS - 5.3%
10,000	AT&T, Inc.	355,200
7,000	Verizon Communications, Inc.	326,270
		681,470
	TRANSPORTATION - 2.4%
3,500	Ryder System, Inc.	305,795

	TOTAL COMMON STOCK (Cost $9,752,538)	11,349,673

	PREFERRED STOCK - 4.4%
	FOOD - 1.9%
4,850	Tyson Foods, Inc. *	249,823

	MINING - 2.5%
8,000	Alcoa, Inc. *	316,240

	TOTAL PREFERRED STOCK (Cost $638,766)	566,063

See accompanying notes to financial statements.

Beech Hill Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 7.9%
	MONEY MARKET FUND - 7.9%
1,004,641	Dreyfus Treasury Prime Cash Management, 0.00%** (Cost $1,004,641)	$1,004,641

	TOTAL INVESTMENTS - 100.8% (Cost $11,395,945) (a)	$12,920,377
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(101,493)
	TOTAL NET ASSETS - 100.0%	$12,818,884

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.

ADR- American Depositary Receipt

LP- Limited Partnership

REIT- Real Estate Investment Trust

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,365,169 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,861,600
Unrealized depreciation:	(306,392)
Net unrealized appreciation:	$1,555,208

See accompanying notes to financial statements.

Beech Hill Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS
Investment securities:
At cost	$11,395,945
At value	$12,920,377
Receivable for Fund shares sold	6,200
Dividends and interest receivable	15,272
Prepaid expenses and other assets	13,499
TOTAL ASSETS	12,955,348

LIABILITIES
Payable for investments purchased	78,071
Payable to Advisor	1,166
Distribution (12b-1) fees payable	10,722
Trustee Fees payable	720
Accrued expenses and other liabilities	45,785
TOTAL LIABILITIES	136,464
NET ASSETS	$12,818,884

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$11,461,835
Accumulated net investment income	26,449
Accumulated net realized loss from investment transactions and foreign currency	(193,831)
Net unrealized appreciation on investments and foreign currency	1,524,431
NET ASSETS	$12,818,884

Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,041,110
Shares of beneficial interest outstanding	91,430
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$11.39
Maximum offering price per share
(net asset value plus maximum sales charge of 4.00%) (c)	$11.86

Class C Shares:
Net Assets	$11,777,774
Shares of beneficial interest outstanding	1,055,930
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$11.15

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within twelve months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $250,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Beech Hill Total Return Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2015

INVESTMENT INCOME
Dividends (net of withholding taxes of $2,434)	$168,279
TOTAL INVESTMENT INCOME	168,279

EXPENSES
Investment advisory fees	62,643
Distribution (12b-1) fees:
Class A	1,206
Class C	57,821
Administrative services fees	20,366
Transfer agent fees	17,275
Accounting services fees	12,071
Audit fees	8,183
Legal fees	7,604
Compliance officer fees	6,927
Trustees’ fees and expenses	5,388
Printing and postage expenses	5,162
Registration fees	2,579
Custodian fees	2,480
Non 12b-1 shareholder servicing fees	759
Insurance expense	244
Other expenses	999
TOTAL EXPENSES	211,707

Less: Fees waived	(58,622)
NET EXPENSES	153,085

NET INVESTMENT INCOME	15,194

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from:
Investment transactions and Foreign currency transactions	534,463
534,463
Net change in unrealized depreciation on:
Investment transactions and Foreign currency translations	(44,845)
(44,845)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	489,618

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$504,812

See accompanying notes to financial statements.

Beech Hill Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Year Ended
	June 30, 2015	December 31,
	(Unaudited)	2014
FROM OPERATIONS
Net investment income (loss)	$15,194	$(16,736)
Net realized gain (loss) from investment transactions and Foreign currency transactions	534,463	(71,167)
Net change in unrealized appreciation (depreciation) on investments and Foreign currency translations	(44,845)	137,244
Net increase in net assets resulting from operations	504,812	49,341

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(4,678)	—
Class C	(14,843)	—
From return of capital:
Class A	—	(1,474)
Class C	—	(19,684)
From net realized gains:
Class A	—	(50,535)
Class C	—	(674,931)
From Distributions to shareholders	(19,521)	(746,624)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	247,553	36,809
Class C	1,197,402	2,861,385
Net asset value of shares issued in reinvestment of distributions:
Class A	4,678	52,009
Class C	14,843	694,615
Redemption fee proceeds:
Class A	—	5
Class C	—	60
Payments for shares redeemed:
Class A	(82,102)	(4,500)
Class C	(832,608)	(468,677)
Net increase (decrease) in net assets from shares of beneficial interest	549,766	3,171,706

TOTAL INCREASE IN NET ASSETS	1,035,057	2,474,423

NET ASSETS
Beginning of Period	11,783,827	9,309,404
End of Period *	$12,818,884	$11,783,827
* Includes accumulated net investment income of:	$26,449	$30,776

See accompanying notes to financial statements.

Beech Hill Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six	For the
	Months Ended	Year Ended
	June 30, 2015	December 31,
	(Unaudited)	2014
SHARE ACTIVITY
Class A:
Shares Sold	21,700	3,200
Shares Reinvested	411	4,953
Shares Redeemed	(7,104)	(374)
Net increase in shares of beneficial interest outstanding	15,007	7,779

Class C:
Shares Sold	108,516	244,983
Shares Reinvested	1,333	67,504
Shares Redeemed	(75,134)	(39,907)
Net increase in shares of beneficial interest outstanding	34,715	272,580

See accompanying notes to financial statements.

Beech Hill Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class A
	Six Months		Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended
	June 30, 2015		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012	2011 (1)
Net asset value, beginning of period	$10.94		$11.51	$9.79	$9.39	$10.00

Activity from investment operations:
Net investment income (2)	0.05		0.07	0.12	0.22	0.05
Net realized and unrealized gain (loss) on investments	0.45		0.09	1.71	0.35	(0.66)
Total from investment operations	0.50		0.16	1.83	0.57	(0.61)

Less distributions from:
Net Investment Income	(0.05)		—	—	(0.14)	—
Return of Capital	—		(0.02)	(0.11)	—	—
Net Realized Gains	—		(0.71)	—	(0.03)	—
Total distributions	(0.05)		(0.73)	(0.11)	(0.17)	—

Paid-in-Capital From Redemption Fees (7)	—		—	—	—	—

Net asset value, end of period	$11.39		$10.94	$11.51	$9.79	$9.39

Total return (3)	4.60	% (6)	1.64%	18.87%	6.08%	(6.10	)% (6)

Net assets, at end of period (000s)	$1,041		$836	$790	$500	$169

Ratio of gross expenses to average net assets (4)(5)(8)	2.69%		2.85%	3.18%	2.84%	4.34%
Ratio of net expenses to average net assets (5)(8)	1.75%		1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (5)(8)	0.94%		0.56%	1.19%	2.28%	0.64%

Portfolio Turnover Rate	29	% (6)	84%	100%	61%	38	% (6)

(1)	The Beech Hill Total Return Fund’s Class A shares commenced operations January 24, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

(8)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Beech Hill Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class C
	Six Months		Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended
	June 30, 2015		December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012	2011 (1)
Net asset value, beginning of period	$10.72		$11.38	$9.70	$9.33	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.01		(0.02)	0.05	0.15	(0.02)
Net realized and unrealized gain (loss) on investments	0.43		0.09	1.69	0.34	(0.65)
Total from investment operations	0.44		0.07	1.74	0.49	(0.67)

Less distributions from:
Net investment Income	(0.01)		—	—	(0.09)	—
Return of Capital	—		(0.02)	(0.06)	—	—
Net Realized Gains	—		(0.71)	—	(0.03)	—
Total distributions	(0.01)		(0.73)	(0.06)	(0.12)	—

Paid-in-Capital From Redemption Fees (7)	—		—	—	—	—

Net asset value, end of period	$11.15		$10.72	$11.38	$9.70	$9.33

Total return (3)	4.14	% (6)	0.86%	17.98%	5.22%	(6.70	)% (6)

Net assets, at end of period (000s)	$11,778		$10,948	$8,519	$7,957	$7,014

Ratio of gross expenses to average net assets (4)(5)(8)	3.44%		3.60%	3.92%	3.77%	4.32%
Ratio of net expenses to average net assets (5)(8)	2.50%		2.50%	2.50%	2.50%	2.50%
Ratio of net investment income (loss) to average net assets (5)(8)	0.19%		(0.21)%	0.46%	1.59%	(0.23)%

Portfolio Turnover Rate	29	% (6)	84%	100%	61%	38	% (6)

(1)	The Beech Hill Total Return Fund’s Class C shares commenced operations January 24, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

(8)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Beech Hill Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2015

1.	ORGANIZATION

The Beech Hill Total Return Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks total return from income and capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 4.00%. Class C shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the

Beech Hill Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund

Beech Hill Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,349,673	$—	$—	$11,349,673
Preferred Stock	566,063	—	—	566,063
Short-Term Investments	1,004,641	—	—	1,004,641
Total	$12,920,377	$—	$—	$12,920,377

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Beech Hill Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the return filed for the open tax years (2012 – 2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund may make significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Beech Hill Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $4,362,868 and $3,464,582 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Beech Hill Advisors, Inc. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. During the six months ended June 30, 2015, The Advisor earned $62,643 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses) borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation do not exceed 1.75% and 2.50% per annum of the Fund’s average daily net assets for Class A and Class C shares, respectively (the “expense limitations”).

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If Fund Operating Expenses attributable to Class A and Class C shares subsequently exceed the expense limitation the reimbursements shall be suspended. As of June 30, 2015, fee waivers subject to total recapture by the Advisor was $100,491 by December 31, 2015, $124,794 by December 31, 2016 and $120,607 by December 31, 2017.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

For the six months ended June 30, 2015, the Advisor waived fees and reimbursed expenses in the amount of $58,622.

The Trust has adopted the Trust’s Master Distribution Plan and Agreement (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act for each of the Fund’s Class A and Class C shares. The Plans provide

Beech Hill Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Fund’s Class A and Class C shares incurred $1,206 and $57,821 of said 12b-1 fees, respectively, during the six months ended June 30, 2015.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. For the six months ended June 30, 2015, the Distributor received $0 in underwriting commissions for sales of Class A and Class C shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Beech Hill acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, Beech Hill received $6,062 in brokerage commissions from the Fund for the six months ended June 30, 2015. Certain Officers and/or employees of the Manager have an affiliation with Beech Hill.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. For the six months ended June 30, 2015, the Fund assessed $0 in redemption fees.

Beech Hill Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2015

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2014 and December 31, 2013 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2014	December 31, 2013
Ordinary Income	$—	$—
Long-Term Capital Gain	725,466	—
Return of Capital	21,158	52,829
	$746,624	$52,829

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$—	$(728,294)	$1,600,052	$871,758

The difference between book basis and tax basis undistributed net investment income and unrealized appreciation from investments is primarily attributable to adjustments for publicly traded partnerships.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $728,294.

Permanent book and tax differences, primarily attributable to the tax treatment of foreign currency gains/(losses), the reclass of net operating losses and capital gain distributions, and adjustments related to publicly traded partnerships resulted in reclassification for the Fund for the year ended December 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(214,913)	$(70,097)	$285,010

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Beech Hill Total Return Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2015

As a shareholder of the Beech Hill Total Return Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of, or contingent deferred sales charges on certain redemptions of, Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Beech Hill Total Return Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Beech Hill Total Return Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	1/1/15	6/30/15	1/1/15 – 6/30/15	1/1/15 – 6/30/15
Class A	$1,000.00	$1,046.00	$8.88	1.75%
Class C	1,000.00	1,016.12	8.75	2.50

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	1/1/15	6/30/15	1/1/15 – 6/30/15	1/1/15 – 6/30/15
Class A	$1,000.00	$1,041.40	$12.65	1.75%
Class C	1,000.00	1,012.40	12.47	2.50

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-760-0005 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-760-0005.

INVESTMENT ADVISOR
Beech Hill Advisors, Inc
880 Third Ave., 16th Floor
New York, NY 10022

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/2/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/2/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 9/2/15